Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Committee does not maintain a formal policy regarding the timing of granting equity awards to our executive officers, but executive equity awards are typically granted as of one of the Company’s four, standardized grant dates during the year, and may also be granted at the time of an executive hire or promotion or upon identification of a specific retention concern. The grant date is either the date of grant approval or a specified date subsequent to the approval date.
•The Committee’s general practice is to approve annual equity awards to executive officers at the Committee’s regularly scheduled meeting in February, when the Committee reviews the performance of the executive officers and typically determines most or all of the other components of executive compensation.
•During 2025, there were no equity awards granted to any named executive officers within a period of four business days preceding and one day following the filing or furnishing of any Form 10-K, 10-Q, or 8-K that disclosed material nonpublic information.
•The Board and the Committee do not take material non-public information into account when determining the timing or terms of equity awards, nor has the Board or the Committee timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Committee does not maintain a formal policy regarding the timing of granting equity awards to our executive officers, but executive equity awards are typically granted as of one of the Company’s four, standardized grant dates during the year, and may also be granted at the time of an executive hire or promotion or upon identification of a specific retention concern. The grant date is either the date of grant approval or a specified date subsequent to the approval date. •The Committee’s general practice is to approve annual equity awards to executive officers at the Committee’s regularly scheduled meeting in February, when the Committee reviews the performance of the executive officers and typically determines most or all of the other components of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Board and the Committee do not take material non-public information into account when determining the timing or terms of equity awards, nor has the Board or the Committee timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false